Revenue and segment information (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of revenue
	Six months ended 30 June
	2026	2025
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	6,167	6,931
Engineering services (Bright Hydrogen Solutions)	369	-
Total revenue	6,536	6,931

Schedule of segment information

Six months ended 30 June 2026	LPG Distribution & Engineering	All other activities	Total
	€’000	€’000	€’000
Revenue from external customers	6,167	369	6,536
Cost of sales	(4,426)	(204)	(4,630)
Gross profit	1,741	165	1,906
Other income	30	50	80
Administration expenses	(2,575)	(2,370)	(4,945)
Share-based payment expense	-	(762)	(762)
Operating loss	(804)	(2,917)	(3,721)
Net finance (costs) / income	(90)	12	(78)
Loss before tax	(894)	(2,905)	(3,799)
Income tax credit	65	-	65
Loss for the period	(829)	(2,905)	(3,734)